CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred debt issue costs, accumulated amortization (in dollars)	$ 246,082	$ 181,460
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000
Common stock, authorized shares	100,000,000	100,000,000
Common stock, shares issued	45,267,723	45,267,723
Common stock, shares outstanding	45,267,723	45,267,723
Series A
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Series B
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Cash
Interest bearing accounts (in dollars)	1,909,529	3,058,747
Restricted cash
Interest bearing accounts (in dollars)	414,807	402,373
Secured Debt
Deferred debt discount (in dollars)	17,452	22,309
Unsecured Debt
Deferred debt discount (in dollars)	$ 39,128	$ 47,977